Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, B, C, R and Y INVESCO PACIFIC GROWTH FUND	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, B, C, R and Y INVESCO PACIFIC GROWTH FUND	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	0.91%	0.50%	none
Other Expenses	0.68%	0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.79%	2.55%	2.46%	2.05%	1.55%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, B, C, R and Y INVESCO PACIFIC GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	722	1,082	1,466	2,539
Class B	758	1,093	1,555	2,700
Class C	349	767	1,311	2,796
Class R	208	643	1,103	2,379
Class Y	158	490	845	1,845

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Class A, B, C, R and Y INVESCO PACIFIC GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	722	1,082	1,466	2,539
Class B	258	793	1,355	2,700
Class C	249	767	1,311	2,796
Class R	208	643	1,103	2,379
Class Y	158	490	845	1,845

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of the portfolio.
Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and preferred stocks of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). Effective on April 29, 2013, the previous sentence will be replaced with the following: The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in the Pacific region, and in other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in the Pacific region, including whether (1) it is organized under the laws of a country in the Pacific region, (2) it has a principal office in a country in the Pacific region, (3) it derives 50% or more of its total revenues from business in a country in the Pacific region, or (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in the Pacific region.

The Fund invests primarily in equity securities and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund invests primarily in securities of issuers that are considered by the Fund's portfolio managers to have potential for earnings or revenue growth.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

The Fund may also invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund seeks to benefit from the distinct investment approaches of two investment teams—one that manages stock selection in Asia Pacific region issuers (excluding Japan) and one that is responsible for stock decisions in Japanese issuers.

The process of the investment team that manages investments in Asia Pacific region issuers (excluding Japanese) investments combines a disciplined bottom-up and top-down multifactor analysis. Regional exposure within the Fund is constructed using a subset of country model portfolios. Country specialists are responsible for selecting stocks within a country based on proprietary research and analysis. The country weightings within the Fund reflect both bottom-up opportunities and top-down country preferences.

The process of the investment team that manages Japanese investments consists of bottom-up stock selection and portfolio construction. Starting with the stocks listed on the Tokyo Stock Exchange First Section, the team uses liquidity and a valuation screen to focus on the least expensive quartile group based on price-to-earnings, price-to-book or price-to-cash flow. They then use a fundamentals screening process to narrow the results down to a small group of names. Next, they conduct in-depth research, including company visits and management interviews, to define the potential value and growth opportunity of companies from a long-term perspective. When choosing a stock and deciding its weighting, the team's confidence level, relative valuation and liquidity are key considerations. In portfolio construction, the team also emphasizes portfolio balance, creating diversification among different types of undervalued securities based on the team's value definition.

Both investment teams consider selling a Fund holding if:
  They believe the stock is trading significantly above its fair value.
  They believe a stock has negative earnings momentum or sequential earnings downgrades, unless its valuation is already very low or distressed.
  They see a permanent, fundamental deterioration in a company's business prospects.
  They identify a more attractive investment opportunity elsewhere.
In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Small- and Mid-Sized Capitalization Risk. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s and Morgan Stanley Pacific Growth Fund Inc.’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C, Class I, Class R and Class W shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y, Class R and Class A shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended June 30, 2009): 27.87% Worst Quarter (ended September 30, 2008): -20.81%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A, B, C, R and Y INVESCO PACIFIC GROWTH FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A shares:		8.25%	(4.29%)	9.35%		Jul. 28, 1997
Class B shares:		8.68%	(4.30%)	9.25%		Nov. 30, 1990
Class B shares: Return After Taxes on Distributions		8.68%	(4.24%)	9.27%		Nov. 30, 1990
Class B shares: Return After Taxes on Distributions and Sale of Fund Shares		5.64%	(3.51%)	8.30%		Nov. 30, 1990
Class C shares:		12.77%	(3.87%)	9.14%		Jul. 28, 1997
Class R shares:		14.25%			(1.30%)	Mar. 31, 2008
Class Y shares:		14.82%	(2.93%)	10.23%		Jul. 28, 1997
MSCI EAFE® Index		17.32%	(3.69%)	8.21%
MSCI All Country Asia Pacific Index	[1]	16.78%	(1.48%)	9.73%
Custom Pacific Growth Index (reflects no deductions for fees, expenses or taxes)	[1]	15.69%	10.59%	10.69%
Lipper Pacific Region Funds Index		21.50%	(0.23%)	11.15%
[1]	The Fund has elected to use the MSCI All Country Asia Pacific Index to represent its style specific benchmark rather than the Custom Pacific Growth Index because the MSCI All Country Asia Pacific Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.